Acquisitions (Details Narrative)			8 Months Ended	12 Months Ended
	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 04, 2023 USD ($)	Dec. 04, 2023 CAD ($)	Nov. 01, 2023 CAD ($)	Oct. 23, 2023 CAD ($) shares	Jun. 20, 2023 CAD ($)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Accounts receivables						$ 321,016				$ 323,293
Accrued interest			$ 153,237	$ 284,784		125,252
Payment for acquisition													$ 2,498,973		$ 460,607
Impairment loss				4,100,270		724,205
Contributed surplus						3,001,924				4,059,175
Tax equity asset															474,547
Consideration of cash													$ 2,498,973
Contributed revenue				58,377,133		18,397,509
Net loss				(3,577,144)		2,241,986
Contributed revenue acauiree, acquisition				58,579,898
Net loss acauiree, acquisition				$ 4,251,497
Solar alliance devco [member]
Disclosure of detailed information about business combination [line items]
Services revenue							$ 1,082,345	$ 1,340,765
Accounts receivables	$ 891,158														$ 1,206,004	$ 891,158	$ 1,206,004
Interest rate																15.00%	15.00%
Accrued interest	$ 82,203	$ 111,821
Acquired ownership percentage	67.00%										33.00%	33.00%			67.00%
Payment for acquisition											$ 70,000	$ 94,354			$ 574,824
Impairment loss					$ 539,204	$ 724,205
Business combinations carrying value											$ 213,838	$ 291,226
Contributed surplus									$ 143,838	196,872
Tax equity asset										$ 474,547					$ 474,547
OFIT [member]
Disclosure of detailed information about business combination [line items]
Consideration of cash														$ 432,510
Consideration of common shares | shares														278,875
OFIT RT [member]
Disclosure of detailed information about business combination [line items]
Acquired ownership percentage													49.90%
Payment for acquisition													$ 667,225
Consideration of cash													$ 667,225
Contributed revenue			142,665
Net loss			60,397
OFIT GM [member]
Disclosure of detailed information about business combination [line items]
Acquired ownership percentage													49.90%
Payment for acquisition													$ 1,831,748
Consideration of cash													$ 1,831,748
Contributed revenue			366,429
Net loss			$ 160,022